Document and Entity Information	0 Months Ended
Sep. 17, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 17, 2013
Registrant Name	MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Central Index Key	0000882381
Amendment Flag	false
Document Creation Date	Sep. 17, 2013
Document Effective Date	Sep. 17, 2013
Prospectus Date	Feb. 28, 2013
Global Fixed Income Opportunities Fund | A
Risk/Return:
Trading Symbol	DINAX
Global Fixed Income Opportunities Fund | B
Risk/Return:
Trading Symbol	DINBX
Global Fixed Income Opportunities Fund | L
Risk/Return:
Trading Symbol	DINCX
Global Fixed Income Opportunities Fund | I
Risk/Return:
Trading Symbol	DINDX